Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

April 27, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Deutsche Variable Series II (the “Trust”) (Reg. Nos. 033-11802, 811-05002)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment No. 110 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment has been electronically coded to show changes from the Trust’s Prospectuses and Statement of Additional Information filed with the Securities and Exchange Commission on February 12, 2016, in Post-Effective Amendment No. 109 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to: (i) respond to certain comments of the Staff of the Commission received via telephone conference call on March 4, 2016, which comments are set out together with the Fund’s responses in a separate written correspondence filed with the Commission on April 27, 2016; (ii) bring the Trust’s financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act; and (iii) make certain other non-material changes. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2016. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price LLC